Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets Current And Non Current [Abstract]
Summary of Other Assets

	December 31,	December 31,
	2022	2023
Other receivable	$—	$171,441
Prepayments	$2,942,936	$1,681,465
Refundable deposits	1,033,414	1,025,028
	$3,976,350	$2,877,934